Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	295 Months Ended	548 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Investment Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.66%	2.75%	1.69%		3.79% [1]
Performance Inception Date					May 12, 1980
Retirement Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.65%	2.74%	1.68%	1.26% [2]
Performance Inception Date				May 21, 2001

[1]	Inception date of May 12, 1980.
[2]	Inception date of May 21, 2001.